Document and Entity Information	Oct. 03, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001860424
Document Type	8-K
Document Period End Date	Oct. 03, 2024
Entity Registrant Name	Onex Direct Lending BDC Fund
Entity Incorporation State Country Code	DE
Entity File Number	814-01405
Entity Tax Identification Number	86-3687484
Entity Address, Address Line One	930 Sylvan Avenue
Entity Address, City or Town	Englewood Cliffs
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07632
City Area Code	(201)
Local Phone Number	541-2121
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false